Description of Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) Sqft	Dec. 31, 2025 USD ($)
Description of Business (Details) [Line Items]
Consulting fee | $	$ 10,000	$ 10,000
Minimum [Member]
Description of Business (Details) [Line Items]
Square foot area	5,000
Maximum [Member]
Description of Business (Details) [Line Items]
Square foot area	10,000